TAXATION	12 Months Ended
Jul. 31, 2022
TAXATION
10.	TAXATION

(a)	Provision for current tax

During the year ended July 31, 2022, the Company recorded a provision of current income tax of $2,779.

(b)	Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized. As at July 31, 2022, the Company had unused non-capital loss carry forwards of approximately $3,918,000 (2021 – $3,460,000) in Canada and $12,000 (2021 – $nil) in the United States.

The Company had approximately $ 4,428,000 (2021 – $4,391,000) of resource tax pools available, which may be used to shelter certain resource income.

Reconciliation of effective tax rate:

	Years ended July 31,
Reconciliation of effective tax rate	2022	2021	2020
Income (loss) for the period	$(995,066)	$(79,967)	$2,524,763
Income tax expense	–	–	–
Income (loss) excluding income tax	(995,066)	(79,967)	2,524,763
Income tax expense (recovery) using the Company’s domestic tax rate	(269,000)	(22,000)	682,000
Effect of tax rates in foreign jurisdictions	1,000	1,000	–
Non-deductible expenses and other	134,000	1,000	10,000
Difference in statutory tax rates and deferred tax rates	–	–	(2,000)
Change in unrecognized temporary differences	134,000	56,000	(690,000)
Current tax expense	$–	$36,000	$–

The Company’s domestic tax rate during the year ended July 31, 2022 was 27% (2021 – 27%; 2020– 27%) and the effective tax rate was nil (2021 – nil; 2020 – nil).
(b)	Provision for deferred tax (continued)

As at July 31, 2022, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry:	Tax Losses	Resource Pools	Equipment and Other
Within one year	$-	$-	$-
One to five years	12,000	-	3,000
After five years	3,918,000	-	82,000
No expiry date	-	4,428,000	114,000
Total	$3,930,000	$4,428,000	$199,000